NOTE 5 - SHARE CAPITAL : Schedule of stock option plans to employees and directors (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of stock option plans to employees and directors [Abstract]
Shares,Options outstanding at beginning of year	112,500	112,500	112,500
Weighted average exercise Price, Options outstanding at beginning of year (in Dollars per share)	$ 1.5	$ 1.5	$ 1.5
Shares, Granted during year
Weighted average exercise Price, Granted during year (in Dollars per share)
Shares,Outstanding at end of year	112,500	112,500	112,500
Weighted average exercise Price, Outstanding at end of year (in Dollars per share)	$ 1.5	$ 1.5	$ 1.5
Shares, Options exercisable at end of year	112,500	112,500	112,500
Weighted average exercise Price, Options exercisable at end of year (in Dollars per share)	$ 1.5	$ 1.5	$ 1.5